Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of property plant and equipment
	March 31,	September 30,
	2023	2022
	(Unaudited)
Buildings	$11,242,355	$10,384,017
Machinery and equipment	7,984,596	7,632,069
Electronic equipment	2,278,607	1,876,114
Transportation vehicles	339,942	219,449
Office equipment	299,795	280,455
Leasehold improvement	546,037	793,929
Construction in progress	7,661,744	3,826,690
Total property plant and equipment, at cost	30,353,076	25,012,723
Less: accumulated depreciation	(6,909,484)	(5,596,894)
Property, plant and equipment, net	$23,443,592	$19,415,829